Ordinary Shares - Additional Information (Detail)	Aug. 06, 2018 shares	Jul. 30, 2018 shares	Jul. 26, 2018 Vote shares	Nov. 29, 2017 ¥ / shares shares	Oct. 09, 2017 ¥ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 shares
Common Equity [Line Items]
Shares issued				124,969,987	124,969,987
Par value | (per share)				¥ 0.0001	¥ 0.0001	$ 0.0001
Shares authorized							372,138,271
Ordinary shares, outstanding						223,484,172	124,969,987
Common Class A [Member]
Common Equity [Line Items]
Shares issued	600,000	8,000,000
Par value | $ / shares						$ 0.0001
Shares authorized						420,674,280
Shares issued			169,239,905
Ordinary shares, vote per share | Vote			1
Ordinary shares, outstanding						223,484,172
Common Class B [Member]
Common Equity [Line Items]
Par value | $ / shares						$ 0.0001
Shares authorized						79,325,720
Ordinary shares, vote per share | Vote			20
Ordinary shares, outstanding						79,325,720
American Depositary Shares [Member]
Common Equity [Line Items]
Shares issued	300,000	4,000,000
Series A-2 preferred shares [Member]
Common Equity [Line Items]
Preferred shares issued						0
Preferred shares outstanding						0	2,179,215